Quarterly Report
February 28, 2022
MFS®  Blended Research®
Value Equity Fund
BRU-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 3.4%
CACI International, Inc., “A” (a)	3,245	$907,919
General Dynamics Corp.	2,410	565,025
Honeywell International, Inc.	15,439	2,929,550
Huntington Ingalls Industries, Inc.	3,851	787,144
Northrop Grumman Corp.	4,712	2,083,364
Raytheon Technologies Corp.	9,905	1,017,243
		$8,290,245
Automotive – 0.4%
Ford Motor Co.	52,700	$925,412
Biotechnology – 2.1%
Biogen, Inc. (a)	10,005	$2,111,155
Gilead Sciences, Inc.	14,126	853,210
Vertex Pharmaceuticals, Inc. (a)	9,032	2,077,541
		$5,041,906
Broadcasting – 0.3%
Walt Disney Co. (a)	4,532	$672,821
Brokerage & Asset Managers – 0.9%
Invesco Ltd.	30,293	$643,423
KKR & Co., Inc.	25,646	1,541,838
		$2,185,261
Business Services – 3.2%
Accenture PLC, “A”	9,267	$2,928,557
Amdocs Ltd.	24,444	1,923,743
Cognizant Technology Solutions Corp., “A”	11,346	977,231
Fidelity National Information Services, Inc.	10,782	1,026,770
Fiserv, Inc. (a)	8,834	862,817
		$7,719,118
Cable TV – 2.6%
Charter Communications, Inc., “A” (a)	5,256	$3,162,955
Comcast Corp., “A”	66,480	3,108,605
		$6,271,560
Chemicals – 0.2%
Eastman Chemical Co.	4,772	$565,339
Computer Software – 1.1%
Microsoft Corp.	8,965	$2,678,652
Computer Software - Systems – 1.3%
HP, Inc.	28,297	$972,285
SS&C Technologies Holdings, Inc.	17,666	1,324,420
Zebra Technologies Corp., “A” (a)	1,835	758,479
		$3,055,184
Construction – 0.3%
Sherwin-Williams Co.	2,663	$700,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	37,763	$2,905,863
Kimberly-Clark Corp.	14,548	1,893,422
Procter & Gamble Co.	6,311	983,822
		$5,783,107
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	912	$1,981,092
Containers – 0.4%
Graphic Packaging Holding Co.	48,281	$993,623
Electrical Equipment – 1.1%
Amphenol Corp., “A”	13,429	$1,020,738
Johnson Controls International PLC	24,227	1,573,786
		$2,594,524
Electronics – 3.2%
Applied Materials, Inc.	18,119	$2,431,570
Intel Corp.	68,314	3,258,578
NXP Semiconductors N.V.	2,847	541,271
Texas Instruments, Inc.	8,105	1,377,769
		$7,609,188
Energy - Independent – 4.1%
ConocoPhillips	25,051	$2,376,338
EOG Resources, Inc.	30,507	3,505,865
Marathon Petroleum Corp.	9,620	749,109
Valero Energy Corp.	39,718	3,316,850
		$9,948,162
Energy - Integrated – 0.8%
Exxon Mobil Corp.	24,719	$1,938,464
Food & Beverages – 3.2%
Archer Daniels Midland Co.	30,365	$2,382,134
J.M. Smucker Co.	11,367	1,531,703
Mondelez International, Inc.	48,608	3,182,852
Tyson Foods, Inc., “A”	6,980	646,767
		$7,743,456
Food & Drug Stores – 1.2%
Albertsons Cos., Inc., “A”	25,418	$740,934
Wal-Mart Stores, Inc.	16,342	2,208,785
		$2,949,719
Forest & Paper Products – 1.5%
Rayonier, Inc., REIT	9,914	$393,586
Weyerhaeuser Co., REIT	84,429	3,282,599
		$3,676,185
Gaming & Lodging – 0.3%
International Game Technology PLC	23,278	$712,772
Health Maintenance Organizations – 3.5%
Cigna Corp.	18,004	$4,280,991
Humana, Inc.	6,217	2,700,168
UnitedHealth Group, Inc.	2,839	1,350,995
		$8,332,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 7.9%
Ameriprise Financial, Inc.	5,920	$1,774,757
Berkshire Hathaway, Inc., “B” (a)	10,403	3,344,044
Chubb Ltd.	18,898	3,848,389
Equitable Holdings, Inc.	58,034	1,895,391
Everest Re Group Ltd.	7,964	2,375,024
Hartford Financial Services Group, Inc.	11,350	788,598
MetLife, Inc.	48,977	3,308,396
Reinsurance Group of America, Inc.	14,262	1,581,085
		$18,915,684
Internet – 3.0%
Alphabet, Inc., “A” (a)	2,328	$6,288,254
Meta Platforms, Inc., “A” (a)	4,312	909,961
		$7,198,215
Leisure & Toys – 1.5%
Brunswick Corp.	28,893	$2,759,859
Polaris, Inc.	7,627	926,757
		$3,686,616
Machinery & Tools – 3.2%
Eaton Corp. PLC	25,127	$3,876,845
Regal Rexnord Corp.	18,954	3,039,274
Roper Technologies, Inc.	2,050	918,851
		$7,834,970
Major Banks – 11.4%
Bank of America Corp.	95,460	$4,219,332
Capital One Financial Corp.	8,001	1,226,313
Goldman Sachs Group, Inc.	12,147	4,145,650
JPMorgan Chase & Co.	50,170	7,114,106
Morgan Stanley	9,264	840,615
PNC Financial Services Group, Inc.	20,079	4,000,741
Wells Fargo & Co.	108,913	5,812,687
		$27,359,444
Medical & Health Technology & Services – 2.1%
CVS Health Corp.	7,400	$767,010
McKesson Corp.	13,545	3,724,333
Syneos Health, Inc. (a)	6,198	490,882
		$4,982,225
Medical Equipment – 3.6%
Abbott Laboratories	7,116	$858,332
Boston Scientific Corp. (a)	21,312	941,351
Danaher Corp.	6,476	1,777,079
Hologic, Inc. (a)	5,580	397,129
Medtronic PLC	38,602	4,052,824
Thermo Fisher Scientific, Inc.	1,308	711,552
		$8,738,267
Natural Gas - Distribution – 0.6%
UGI Corp.	36,938	$1,419,897
Natural Gas - Pipeline – 1.0%
Cheniere Energy, Inc.	8,053	$1,070,244
Equitrans Midstream Corp.	66,777	428,041
Targa Resources Corp.	13,371	874,062
		$2,372,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Motorola Solutions, Inc.	3,002	$661,731
Oil Services – 0.5%
NOV, Inc.	70,537	$1,209,710
Other Banks & Diversified Financials – 1.4%
American Express Co.	4,535	$882,239
SLM Corp.	128,586	2,533,144
		$3,415,383
Pharmaceuticals – 6.8%
Eli Lilly & Co.	6,738	$1,684,163
Johnson & Johnson	44,276	7,286,502
Merck & Co., Inc.	68,569	5,251,014
Pfizer, Inc.	43,579	2,045,598
		$16,267,277
Railroad & Shipping – 1.3%
CSX Corp.	93,921	$3,184,861
Real Estate – 3.9%
EPR Properties, REIT	47,417	$2,361,367
Extra Space Storage, Inc., REIT	8,532	1,605,296
Life Storage, Inc., REIT	6,989	884,737
Public Storage, Inc., REIT	8,349	2,964,062
Spirit Realty Capital, Inc., REIT	34,150	1,583,535
		$9,398,997
Restaurants – 0.8%
Starbucks Corp.	19,935	$1,829,834
Specialty Chemicals – 2.9%
Chemours Co.	71,350	$1,969,260
DuPont de Nemours, Inc.	29,585	2,288,991
Linde PLC	4,930	1,445,673
Univar Solutions, Inc. (a)	44,873	1,378,050
		$7,081,974
Specialty Stores – 0.9%
AutoZone, Inc. (a)	280	$521,749
Home Depot, Inc.	2,396	756,729
TJX Cos., Inc.	11,972	791,349
		$2,069,827
Telecommunications - Wireless – 1.0%
T-Mobile US, Inc. (a)	19,958	$2,459,025
Telephone Services – 0.3%
AT&T, Inc.	22,334	$529,092
Verizon Communications, Inc.	4,661	250,156
		$779,248
Tobacco – 1.0%
Philip Morris International, Inc.	23,952	$2,420,829

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	15,599	$849,833
United Parcel Service, Inc., “B”	7,859	1,653,691
		$2,503,524
Utilities - Electric Power – 3.8%
American Electric Power Co., Inc.	30,095	$2,728,112
Constellation Energy	24,567	1,129,590
Exelon Corp.	94,403	4,017,792
Southern Co.	18,500	1,198,245
		$9,073,739
Total Common Stocks		$237,232,283
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.06% (v)	3,783,830	$3,783,830

Other Assets, Less Liabilities – (0.1)%		(337,302)
Net Assets – 100.0%		$240,678,811
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,783,830 and $237,232,283, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$237,232,283	$—	$—	$237,232,283
Mutual Funds	3,783,830	—	—	3,783,830
Total	$241,016,113	$—	$—	$241,016,113
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,723,582	$24,434,634	$22,374,386	$—	$—	$3,783,830

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$452	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.